100 Oliver St Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 275 8374 Fax www.dechert.com
EDWIN BATISTA edwin.batista@dechert.com +1 617 728 7165 Direct +1 617 275 8374 Fax

January 3, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 897 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant herby certifies that (1) the Prospectus and Statement of Additional Information for the Goldman Sachs Global Managed Beta Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 27, 2023.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 617.728.7165.

Sincerely,

/s/ Edwin Batista
Edwin Batista